Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series A 1 A 2 A 3 A 4 [Member]	Preferred Stock Series B B 1 [Member]	Preferred Stock Series B 2 B 3 [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 0	$ 62	$ 124	$ 0	$ 1	$ 19,054,243	$ (31,886,036)	$ (12,831,606)
Beginning balance, shares at Dec. 31, 2021	0	6,247,695	12,434,500	5,812,809	56,605
Share-based compensation						1,186,658		1,186,658
Preferred stock dividend payable							(415,523)	(415,523)
Conversion of preferred dividends payable to common stock					$ 1	4,272,420		4,272,421
Conversion of preferred dividends payable to common stock, shares					61,534
[custom:ConversionOfPreferredDividendsPayableToCommonStockValue]					$ 1	4,272,420		4,272,421
Issuance of common stock and warrants related to IPO, net issuance costs					$ 1	8,552,338		8,552,340
Issuance of common stock and warrants related to IPO, net issuance costs, shares					135,313
IPO issuance costs						(530,463)		(530,463)
Conversion of preferred stock to common stock		(62)	(124)		2	7,102,472		7,102,287
Issuance of common shares						102,000		102,000
Exercise of convertible note warrants, shares					3,776
Issuance of common shares, shares					2,500
Conversion of preferred stock to common stock, shares		(6,247,695)	(12,434,500)	(5,812,809)	204,945
Issuance of warrants						1,280		1,280
Conversion of accrued interest on promissory notes						1,855,158		1,855,158
Conversion of accrued interest on promissory notes, shares					26,673
Exercise of convertible note warrants
Net income (loss)							(7,068,593)	(7,068,593)
Ending balance, value at Dec. 31, 2022	$ 0	$ 0	$ 0	$ 0	$ 5	41,596,106	(39,370,153)	2,225,958
Ending balance, shares at Dec. 31, 2022	0	0	0	0	491,345
Share-based compensation						456,000		456,000
Issuance of common shares - equity line					$ 3	1,462,946		1,462,949
Issuance of common shares - equity line of credit, shares					285,938
Commitment common shares - equity line				0	$ 0	0	0	0
Commitment common shares - equity line of credit, shares					11,719
Commitment shares - note financing						175,619		175,619
Commitment shares - note financing, shares					21,210
Issuance of warrants - note financing						67,500		67,500
Cashless exercise of pre-funded warrants				0	$ 0	0	0	0
Cashless exercise of pre-funded warrants, shares					3,396
Conversion of vested restricted stock units to common shares				0	$ 0	0	0	0
Conversion of vested restricted stock units to common shares, shares					9,930
Common share - stock split round up				0	$ 0	0	0	0
Common share - stock split round up, shares					70
Proceeds from sale of Series A preferred stock	1,000
Issuance of common shares				0	$ 0	0	0	0
Issuance of common shares, shares					1,852
Net income (loss)							(4,911,374)	(4,911,374)
Preferred Stock Redemption Discount								1,000
Proceeds from sale of Series A preferred stock, shares	1
Redemption of Series A Preferred stock	$ (1,000)							(1,000)
Redemption of Series A Preferred stock, shares	(1)
Common share issuance costs - equity line						(204,647)		(204,647)
Proceeds from sale of Series A preferred stock								1,000
Ending balance, value at Dec. 31, 2023	$ 0	$ 0	$ 0	$ 0	$ 8	$ 43,553,523	$ (44,281,526)	$ (727,995)
Ending balance, shares at Dec. 31, 2023	0	0	0	0	825,459